Foreclosed Real Estate and Repossessed Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses applicable to foreclosed real estate and repossessed assets
Losses on sale of foreclosed real estate	$ 8,524	$ 4,900	$ 303
Provision for losses	14,126	17,196	10,925
Operating expenses	3,098	4,226	2,078
Total	$ 25,748	$ 26,322	$ 13,306